Long-term Debt - Additional Information (Details) $ in Thousands, $ in Millions							12 Months Ended
	Aug. 16, 2021 USD ($)	Aug. 16, 2021 CAD ($)	Jul. 14, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jan. 13, 2021 USD ($)	Dec. 18, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings							$ 1,608,094		$ 872,544		$ 1,343,307
Proceeds from borrowings, classified as financing activities							661,039		33,175
Rolling stock carrying value							$ 144,500		$ 140,700
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of current borrowings						$ 200
Unsecured Term Loan | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							1.90%		1.90%	1.90%
Unsecured Term Loan | June 2022 | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings										$ 410
Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability							$ 198,900
Unsecured Revolving Credit Facility | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability										$ 245
Debt instrument interest rate							1.70%		2.90%	1.70%
Unsecured Revolving Credit Facility | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability							$ 5,000
Debt instrument interest rate							1.35%		1.60%	1.35%
New Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Term loan credit facility								$ 1,260
New Unsecured Revolving Credit Facility | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points							1.20%			1.20%
New Unsecured Revolving Credit Facility | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points							2.00%			2.00%
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument effective rate							3.57%	3.57%	3.57%
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							3.32%		3.32%	3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							4.22%		4.22%	4.22%
Unsecured Debenture | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings							$ 157,743		$ 156,479
Year of maturity							2024	2024
Unsecured Debenture | Canada, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							3.32%			3.32%
Unsecured Debenture | Canada, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							4.22%			4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees					$ 1,400
Proceeds from borrowings, classified as financing activities			$ 30,000	$ 100,000	$ 500,000
Debt instrument interest rate							3.85%		3.85%	3.85%
Year of maturity							December 2026	December 2026
Percentage of principal amount			100.00%	100.00%	100.00%
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate			2.89%	2.87%	3.15%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate			3.37%	3.34%	3.50%
Unsecured Senior Notes | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings							$ 179,658		$ 150,000
Unsecured Senior Notes | United States of America, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							2.89%			2.89%
Year of maturity							2026	2026
Unsecured Senior Notes | United States of America, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate							3.85%			3.85%
Year of maturity							2033	2033
Unsecured Revolving Credit Facility And Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees	$ 1,700
Debt instrument interest rate	1.25%	1.25%
Increase in indebtedness	$ 50,000	$ 10
Unsecured Revolving Credit Facility And Term Loan | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points	1.13%	1.13%
Unsecured Revolving Credit Facility And Term Loan | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points	1.75%	1.75%